UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 9/30/13

Item 1.  Schedule of Investments.

	AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value
	COMMON STOCK - 99.85%
	AGRICULTURE - 18.24%
349,439	Alliance One International, Inc. * (a)	$ 1,016,868
39,074	Archer-Daniels-Midland Co. (a)	1,439,486
18,773	Bunge Ltd. (a)	1,425,059
22,901	Universal Corp. (a)	1,166,348
		5,047,761
	BEVERAGES - 9.73%
169,668	Cott Corp. (a)	1,304,747
27,676	Molson Coors Brewing Co. (a)	1,387,398
		2,692,145
	BIOTECHNOLOGY - 0.40%
938	Bio-Rad Laboratories, Inc. * (a)	110,271

	ELECTRONICS - 5.03%
16,846	Analogic Corp. (a)	1,392,153

	FOOD - 16.03%
47,846	Fresh Del Monte Produce, Inc. (a)	1,420,069
3,223	Hillshire Brands Co. (a)	99,075
46,453	Mondelez International, Inc. - Class A (a)	1,459,553
51,542	Tyson Foods, Inc. (a)	1,457,608
		4,436,305
	HEALTHCARE-PRODUCTS - 45.38%
117,578	AngioDynamics, Inc. * (a)	1,552,030
131,395	Boston Scientific Corp. * (a)	1,542,577
42,484	CONMED Corp. (a)	1,444,031
209,455	CryoLife, Inc. (a)	1,466,185
63,034	Hologic, Inc. * (a)	1,301,652
91,799	Invacare Corp. (a)	1,585,369
158,936	Medical Action Industries, Inc. * (a)	1,055,335
98,801	Natus Medical, Inc. * (a)	1,400,998
46,612	Wright Medical Group, Inc. * (a)	1,215,641
		12,563,818
	PHARMACEUTICALS - 5.04%
2,557	Forest Laboratories, Inc. * (a)	109,414
34,055	Teva Pharmaceutical Industries Ltd. (a)	1,286,598
		1,396,012

	TOTAL COMMON STOCK ( Cost - $25,338,306)	27,638,465
Units
	UNIT INVESTMENT TRUST - 1.80%
51,064	AmericaFirst Defensive Growth & Income Portfolio, Series 2^	498,946
	TOTAL UNIT INVESTMENT TRUST ( Cost - $506,979)

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares		Value
	SHORT-TERM INVESTMENTS - 2.45%
	MONEY MARKET FUND - 2.45%
678,233	Dreyfus Cash Management, Institutional Shares - 0.04% **	$ 678,233

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $678,233)	678,233

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 104.10% ( Cost - $26,523,518) (b)	$ 28,815,644
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (22.59) % ( Proceeds - $5,545,339)	(6,253,287)
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 18.49%	5,117,408
	NET ASSETS - 100.0%	$ 27,679,765

	INVESTMENTS IN SECURITIES SOLD SHORT* - (22.59) %
	ENERGY-ALTERNATE SOURCES - 1.92%
(15,336)	SolarCity Corp.	$ (530,626)

	FOOD - 1.99%
(11,644)	Fresh Market, Inc.	(550,876)

	INTERNET - 7.67%
(21,797)	Angie's List, Inc.	(490,433)
(67,710)	Groupon, Inc. - Class A	(759,029)
(18,621)	Trulia, Inc.	(875,746)
		(2,125,208)
	MINING - 2.51%
(27,859)	US Silica Holdings, Inc.	(693,689)

	MISCELLANEOUS MANUFACTURING - 2.46%
(8,911)	Proto Labs, Inc.	(680,712)

	REAL ESTATE INVESTMENT TRUST - 2.06%
(62,229)	Spirit Realty Capital, Inc.	(571,262)

	RETAIL - 3.98%
(13,520)	Dunkin' Brands Group, Inc.	(611,915)
(7,719)	Restoration Hardware Holdings, Inc.	(488,999)
		(1,100,914)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $5,545,339)	$ (6,253,287)

* Non-income producing security.
** The rate shown represents the rate at September 30, 2013 and is subject to change daily.
^ Affiliated security. The aggregate fair value of all securities of affiliated companies held in the Fund as of September 30, 2013 amounted to $498,946 representing 1.80% of net assets.
(a) All or a portion of the security is segregated as collateral for securities sold short at September 30, 2013.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including short sales,  is $21,115,679 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,143,396
	Unrealized depreciation:	(1,696,718)
	Net unrealized appreciation:	$ 1,446,678

	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	September 30, 2013
Shares		Value
	COMMON STOCK - 44.46%
	COAL - 4.30%
18,806	Alliance Resource Partners LP	$ 1,394,089

	COMMERCIAL SERVICES - 4.17%
25,289	Macquarie Infrastructure Co.	1,353,973

	ENTERTAINMENT - 8.24%
32,440	Cedar Fair LP	1,414,384
37,190	Six Flags Entertainment Corp.	1,256,650
		2,671,034
	INSURANCE - 2.14%
22,311	Hartford Financial Services Group, Inc.	694,318

	INTERNET - 4.34%
176,591	United Online, Inc.	1,409,196

	REAL ESTATE INVESTMENT TRUSTS - 16.16%
454,345	Chimera Investment Corp.	1,381,209
43,251	Omega Healthcare Investors, Inc.	1,291,907
177,207	RAIT Financial Trust	1,254,626
20,310	WP Carey, Inc.	1,314,057
		5,241,799
	TELECOMMUNICATIONS - 5.11%
47,114	Vodafone Group PLC	1,657,471

	TOTAL COMMON STOCK ( Cost - $14,219,129)	14,421,880

	EXCHANGE TRADED FUND - 2.90%
	DEBT FUND - 2.9%
23,584	SPDR Barclays High Yield Bond ETF	939,587
	TOTAL EXCHANGE TRADED FUND ( Cost - $949,182)

	PREFERRED STOCK - 16.18%
	BANKS - 10.58%
26,852	Ally Financial Inc., 8.50%	719,097
590	Bank of America Corp., 7.25%	637,200
26,059	Deutsche Bank Contingent Capital Trust III, 7.60%	676,492
26,715	GMAC Capital Trust I, 8.125%	714,626
25,887	Santander Finance Preferred SAU, 10.50%	684,193
		3,431,608
	DIVERSIFIED FINANANCIAL SERVICES - 4.24%
27,982	Merrill Lynch Capital Trust I, 6.45%	687,238
27,997	Morgan Stanley Capital Trust VII, 6.60%	688,166
		1,375,404
	INSURANCE - 1.36%
17,811	ING Groep NV, 7.05%	440,466

	TOTAL PREFERRED STOCK ( Cost - $5,297,101)	5,247,478
	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	September 30, 2013
Units		Value
	UNIT INVESTMENT TRUSTS - 5.35%
129,891	AmericaFirst Defensive Growth & Income Portfolio, Series 1^	$ 1,244,343
50,385	AmericaFirst Defensive Growth & Income Portfolio, Series 2^	492,312
	TOTAL UNIT INVESTMENT TRUSTS ( Cost - $1,763,822)	1,736,655

Principal	BONDS & NOTES - 28.16%
	AUTO MANUFACTURERS - 3.02%
$ 875,000	Chrysler Group LLC, 8.25%, 6/15/21	980,000

	AUTO PARTS & EQUIPMENT - 1.96%
875,000	Exide Technologies, 8.625%, 2/1/18 (a)	634,375

	BUILDING MATERIALS - 2.58%
783,000	Ply Gem Industries, Inc., 8.25%, 2/15/18	837,810

	COMMERCIAL SERVICES - 0.24%
25,000	Ceridian Corp., 11.25%, 11/15/15	25,250
50,000	Envision Healthcare Corp., 8.125%, 6/1/19	54,000
		79,250
	ELECTRIC - 3.04%
875,000	GenOn Energy, Inc., 9.50%, 10/15/18	984,375

	INSURANCE - 2.36%
875,000	Genworth Holdings, Inc., 6.15%, 11/15/66	765,625

	MEDIA - 0.22%
75,000	Clear Channel Communications, Inc., 9.00%, 3/1/21	72,563

	OIL & GAS - 2.66%
25,000	EP Energy LLC, 9.375%, 5/1/20	28,125
875,000	EXCO Resources, Inc., 7.50%, 9/15/18	833,438
		861,563
	PIPELINES - 2.79%
875,000	Niska Gas Storage US LLC, 8.875%, 3/15/18	905,625

	RETAIL - 0.09%
25,000	Burger King Corp., 9.875%, 10/15/18	28,062

	SOFTWARE - 2.97%
875,000	First Data Corp., 12.625%, 1/15/21	962,500

	SOVEREIGN - 1.00%
400,000	Venezuela Government International Bond, 9.25%, 9/15/27	325,000
	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	September 30, 2013
Principal		Value
	TELECOMMUNICATIONS - 5.23%
$ 775,000	Avaya, Inc., 10.125%, 11/1/15	$ 771,125
875,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	925,312
		1,696,437

	TOTAL BONDS & NOTES ( Cost - $9,255,554)	9,133,185

Shares	SHORT-TERM INVESTMENTS - 2.27%
	MONEY MARKET FUND - 2.27%
734,370	Dreyfus Cash Management, Institutional Shares - 0.04% *	734,370
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $734,370)

	TOTAL INVESTMENTS - 99.32% ( Cost - $32,219,158) (b)	$ 32,213,155
	OTHER ASSETS LESS LIABILITIES - 0.68%	221,282
	NET ASSETS - 100.0%	$ 32,434,437

LP - Limited Partnership.
PLC - Public Liability Company.
* The rate shown represents the rate at September 30, 2013 and is subject to change daily.
^ Affiliated security. The aggregate fair value of all securities of affiliated companies held in the Fund as of September 30, 2013 amounted to $1,736,655 representing 5.35% of net assets.
(a) Security in default.

(b) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $32,173,106 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 800,123
	Unrealized depreciation:	(760,074)
	Net unrealized appreciation:	$ 40,049

	AmericaFirst Absolute Return Fund
	SCHEDULE OF INVESTMENTS (Unaudited)
	September 30, 2013
Shares		Value
	COMMON STOCK - 91.87%
	AGRICULTURE - 4.65%
12,276	Andersons, Inc.	$ 858,092

	AIRLINES - 3.80%
20,441	Spirit Airlines, Inc. *	700,513

	BANKS - 4.49%
69,740	CapitalSource, Inc.	828,511

	CHEMICALS - 3.88%
9,785	LyondellBasell Industries NV	716,555

	DIVERSIFIED FINANCIAL SERVICES - 3.73%
13,622	Discover Financial Services	688,456

	ELECTRONICS - 0.45%
1,000	Analogic Corp.	82,640

	ENTERTAINMENT - 3.37%
18,382	Six Flags Entertainment Corp.	621,128

	FOREST PRODUCTS & PAPER - 4.20%
9,769	Domtar Corp.	775,854

	HEALTHCARE-PRODUCTS - 2.48%
69,000	Medical Action Industries, Inc. *	458,160

	INSURANCE - 10.32%
5,056	Everest Re Group Ltd.	735,193
48,316	MBIA, Inc. *	494,273
11,311	Platinum Underwriters Holdings Ltd.	675,606
		1,905,072
	INTERNET - 8.11%
22,996	Overstock.com, Inc. *	682,291
10,739	TripAdvisor, Inc. *	814,446
		1,496,737
	MINING - 4.07%
11,284	BHP Billiton Ltd. - ADR	750,386

	MISCELLANEOUS MANUFACTURING - 4.19%
6,423	Siemens AG - ADR	774,036

	PACKAGING & CONTAINERS - 3.80%
23,352	Owens-Illinois, Inc. *	701,027

	AmericaFirst Absolute Return Fund
	SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
	September 30, 2013
Shares		Value
	PHARMACEUTICALS - 16.78%
11,621	AmerisourceBergen Corp.	$ 710,043
17,653	Endo Health Solutions, Inc. *	802,152
14,489	Questcor Pharmaceuticals, Inc.	840,362
32,603	Warner Chilcott PLC	744,979
		3,097,536
	RETAIL - 9.49%
14,765	GNC Holdings, Inc	806,612
13,288	Red Robin Gourmet Burgers, Inc. *	944,777
		1,751,389
	SOFTWARE - 4.06%
50,408	Allscripts Healthcare Solutions, Inc. *	749,567

	TOTAL COMMON STOCK ( Cost - $15,259,577)	16,955,659

	EXCHANGE TRADED FUND - 3.53%
	LARGE-CAP FUND - 3.53%
10,000	Guggenheim S&P 500 Equal Weight ETF	652,000
	TOTAL EXCHANGE TRADED FUND ( Cost - $643,985)
Units
	UNIT INVESTMENT TRUST - 3.44%
65,056	AmericaFirst Defensive Growth & Income Portfolio, Series 2^	635,662
	TOTAL UNIT INVESTMENT TRUST ( Cost - $649,986)

Shares	SHORT-TERM INVESTMENTS - 0.78%
	MONEY MARKET FUND - 0.78%
144,450	Dreyfus Cash Management, Institutional Shares, 0.04% **	144,450
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $144,450)

	TOTAL INVESTMENTS - 99.62% ( Cost - $16,697,998) (a)	$ 18,387,771
	OTHER ASSETS LESS LIABILITIES - 0.38%	69,897
	NET ASSETS - 100.0%	$ 18,457,668

ADR - American Depositary Receipts.
PLC - Public Liability Company.
* Non-income producing security.
** The rate shown represents the rate at September 30, 2013 and is subject to change daily.
^ Affiliated security. The aggregate fair value of all securities of affiliated companies held in the Fund as of September 30, 2013 amounted to $635,662 representing 3.44% of net assets.
(a) Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,719,256 and differs from market value by new unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,942,732
	Unrealized depreciation:	(274,217)
	Net unrealized depreciation:	$ 1,668,515

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013
Shares			Value
	COMMON STOCK - 56.72%
	AGRICULTURE - 2.86%
37,814	Archer-Daniels-Midland Co.		$ 1,393,068

	BANKS - 2.00%
81,781	CapitalSource, Inc.		971,558

	BEVERAGES - 4.55%
129,770	Cott Corp.		997,931
24,188	Molson Coors Brewing Co.		1,212,544
			2,210,475
	DIVERSIFIED FINANCIAL SERVICES - 1.67%
16,063	Discover Financial Services		811,824

	FOREST PRODUCTS & PAPER - 1.89%
11,566	Domtar Corp.		918,572

	HEALTHCARE-PRODUCTS - 16.91%
180,992	Boston Scientific Corp. *		2,124,846
33,116	Hospira, Inc. *		1,298,810
27,184	Integra LifeSciences Holdings Corp. *		1,094,156
64,018	Invacare Corp.		1,105,591
389,718	Medical Action Industries, Inc. *		2,587,728
			8,211,131
	INSURANCE - 7.28%
24,063	American International Group, Inc.		1,170,184
6,013	Everest Re Group Ltd.		874,350
57,078	MBIA, Inc. *		583,908
13,393	Platinum Underwriters Holdings Ltd.		799,964
18,000	Security National Financial Corp. *		109,080
			3,537,486
	MINING - 1.84%
13,435	BHP Billiton Ltd.		893,428

	MISCELLANEOUS MANUFACTURING - 1.86%
7,482	Siemens AG		901,656

	PACKAGING & CONTAINERS - 1.72%
27,820	Owens-Illinois, Inc. *		835,156

	PHARMACEUTICALS - 12.33%
13,837	AmerisourceBergen Corp.		845,441
20,843	Endo Health Solutions, Inc. *		947,106
29,246	Forest Laboratories, Inc. *		1,251,436
16,838	Questcor Pharmaceuticals, Inc.		976,604
28,390	Teva Pharmaceutical Industries Ltd. - ADR		1,072,574
39,131	Warner Chilcott PLC		894,143
			5,987,304
AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares			Value
	SOFTWARE - 1.81%
59,026	Allscripts Healthcare Solutions, Inc. *		$ 877,716

	TOTAL COMMON STOCK ( Cost - $23,376,489)		27,549,374

	EXCHANGE TRADED FUND - 13.02%
	DEBT FUND - 13.02%
59,000	iShares Core Total US Bond Market ETF		6,324,800
	TOTAL EXCHANGE TRADED FUND ( Cost - $6,222,369)

Principal	BONDS & NOTES - 18.59%
	AUTO MANUFACTURERS - 2.25%
$ 975,000	Chrysler Group LLC, 8.25%, 6/15/2021		1,092,000

	BANKS - 0.04%
20,000	Banco Hipotecario SA, 9.75%, 4/27/2016		18,525

	BUILDING MATERIALS - 1.92%
873,000	Ply Gem Industries, Inc., 8.25%, 2/15/2018		934,110

	ELECTRIC - 2.26%
975,000	GenOn Energy, Inc., 9.50%, 10/15/2018		1,096,875

	INSURANCE - 1.76%
975,000	Genworth Holdings, Inc., 6.15%, 11/15/2066		853,125

	MEDIA - 0.05%
25,000	Clear Channel Communications, Inc., 9.00%, 3/1/2021		24,188

	OIL & GAS - 1.91%
975,000	EXCO Resources, Inc., 7.50%, 9/15/2018		928,688

	PIPELINES - 2.08%
975,000	Niska Gas Storage US LLC, 8.875%, 3/15/2018		1,009,125

	SOFTWARE - 2.21%
975,000	First Data Corp., 12.625%, 1/15/2021		1,072,500

	TELECOMMUNICATIONS - 4.11%
975,000	Avaya, Inc., 10.125%, 11/1/2015		970,125
975,000	Cincinnati Bell, Inc., 8.375%, 10/15/2020		1,031,062
			2,001,187

	TOTAL BONDS & NOTES ( Cost - $8,961,881)		9,030,323
AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013
Shares			Value
	PREFERRED STOCK - 2.33%
	INSURANCE - 2.33%
44,420	ING Groep NV, 8.50%		$ 1,132,266
	TOTAL PREFERRED STOCK ( Cost - $1,140,912)

Units	UNIT INVESTMENT TRUSTS - 6.37%
251,406	AmericaFirst Defensive Growth & Income Portfolio, Series 1^		2,408,444
57,281	AmericaFirst Defensive Growth & Income Portfolio, Series 2^		559,693
12,784	AmericaFirst Defensive Growth & Income Portfolio, Series 3^		125,454
	TOTAL UNIT INVESTMENT TRUSTS ( Cost - $3,141,618)		3,093,591
Shares
	SHORT-TERM INVESTMENTS - 2.57%
	MONEY MARKET FUND - 2.57%
1,248,364	Dreyfus Cash Management, Institutional Shares, 0.04% **		1,248,364
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,248,364)

	TOTAL INVESTMENTS - 99.60% ( Cost - $44,091,633) (a)		$ 48,378,718
	OTHER ASSETS LESS LIABILITIES - 0.40%		189,986
	NET ASSETS - 100.00%		$ 48,568,704

* Non-income producing security.
** The rate shown represents the rate at September 30, 2013 and is subject to change daily.
^ Affiliated security. The aggregate fair value of all securities of affiliated companies held in the Fund as of September 30, 2013 amounted to $3,093,591 representing 6.37% of net assets.
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $44,092,372 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 4,810,908
		Unrealized depreciation:	(524,562)
		Net unrealized appreciation:	$ 4,286,346

AmericaFirst Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2013

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”).Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end, closed-end investment companies or unit investment trusts (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Funds' assets and liabilities measured at fair value:

AmericaFirst Defensive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 27,638,465	$ -	$ -	$ 27,638,465
Unit Investment Trust	-	498,946	-	$ 498,946
Short Term Investments	678,233	-	-	$ 678,233
Total	$ 28,316,698	$ 498,946	$ -	$ 28,815,644

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock Sold Short*	$ 6,253,287	$ -	$ -	$ 6,253,287
Total	$ 6,253,287	$ -	$ -	$ 6,253,287

AmericaFirst Income Trends Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 14,421,880	$ -	$ -	$ 14,421,880
Bonds & Notes	-	9,133,185		$ 9,133,185
Preferred Stock	5,247,478	-	-	$ 5,247,478
Exchange Traded Fund	939,587	-	-	$ 939,587
Unit Investment Trusts	-	1,736,655	-	$ 1,736,655
Short Term Investments	734,370	-	-	$ 734,370
Total	$ 21,343,315	$ 10,869,840	$ -	$ 32,213,155

AmericaFirst Absolute Return Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 16,955,659	$ -	$ -	$ 16,955,659
Exchange Traded Fund	652,000	-	-	$ 652,000
Unit Investment Trust	-	635,662	-	$ 635,662
Short Term Investments	144,450	-	-	$ 144,450
Total	$ 17,752,109	$ 635,662	$ -	$ 18,387,771

AmericaFirst Quantitative Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 27,549,374	$ -	$ -	$ 27,549,374
Exchange Traded Fund	6,324,800	-	-	$ 6,324,800
Bonds & Notes	-	9,030,323	-	$ 9,030,323
Preferred Stock	1,132,266	-	-	$ 1,132,266
Unit Investment Trusts	-	3,093,591	-	$ 3,093,591
Short Term Investments	1,248,364	-	-	$ 1,248,364
Total	$ 36,254,804	$ 12,123,914	$ -	$ 48,378,718

The Funds did not hold any Level 3 securities during the period.
There were no transfers in to and out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
*See Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmericaFirst Quantitative Funds

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/27/13

By (Signature and Title)

*/s/ James Colantino

       James Colantino, Treasurer

Date

11/27/13